LEASE (Tables)	12 Months Ended
Dec. 31, 2023
Summary of supplementary information related to operating leases

	Year ended December 31,
	2022	2023
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	37,027	43,373
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	38,953	156,534
Weighted average remaining lease term:
Operating leases	2.9	4.2
Weighted average discount rate:
Operating leases	7.2%	6.8%

Future minimum payments under non-cancelable operating leases

The following is a maturity analysis of the annual undiscounted cash flows as of December 31, 2023:

RMB
Year ending December 31,
2024	62,025
2025	58,617
2026	34,446
2027	25,295
2028	20,704
2029 and thereafter	16,572
Less: imputed interest	(29,513)
Total	188,146